Advances for Vessels and Drillships under Construction and related costs (Tables)	6 Months Ended
Jun. 30, 2014
Advances for Vessels and Rigs under Construction and Acquisitions [Abstract]
Advances For Vessels And Rigs Under Construction And Acquisition

June 30, 2014
Balance at December 31, 2013	$679,008
Advances for vessels/drillships under construction and related costs	632,634
Drillships delivered	(734,573)
Balance at June 30, 2014	$577,069